Stated Capital (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Stated Capital

		UNITED STATES DOLLAR
		2019	2018
22.	STATED CAPITAL
	Stated capital	3,622.5	3,622.5

		3,622.5	3,622.5

		Number of shares in issue	Number of shares in issue
	In issue at 1 January	821,532,707	821,532,707
	Exercise of employee share options	7,100,000	—

	In issue at 31 December	828,632,707	821,532,707

	Authorised	2,000,000,000	2,000,000,000

Summary of Beneficial Shareholders
The following beneficial shareholders hold 5% or more of the Company’s listed ordinary shares at 31 December 2019:

	Number of shares	% of issued ordinary shares
Government Employees Pension Fund	53,726,997	6.48%
VanEck Vectors Gold Miners ETF	52,395,279	6.32%